Accrued and Other Liabilities - Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities (Detail) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Vessel operating expenses	$ 521,726	$ 266,500
Voyage expenses	247,196	230,817
Administrative expenses	109,522	136,980
Total	$ 878,444	$ 634,297